J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Economies Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated October 21, 2010
to the Prospectuses dated February 28, 2010

The JPMorgan Emerging Economies Fund (the “Fund”) commenced operations on February 28, 2008, but was not initially offered to the public. As of November 1, 2010, the Fund will be offered to the public. As a result, the cover page of the Prospectus, dated February 28, 2010, regarding Class A, Class C and Select Class Shares (the “A/C/Select Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: A/JEEAX; C/JEECX; Select/JEESX

On the first page of the Risk/Return Summary of the A/C/Select Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: A/JEEAX; C/JEECX; Select/JEESX

On the third page of the A/C/Select Prospectus under the heading “The Fund’s Past Performance” the following sentence is hereby added after the second sentence in the introductory paragraph:

Subsequent to the inception of the Fund on 2/28/08 until 11/1/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

The cover page of the Prospectus, dated February 28, 2010, regarding Class R5 Shares (the “R5 Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: R5/JEERX

On the first page of the Risk/Return Summary in the R5 Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: R5/JEERX

On the third page of the R5 Prospectus under the heading “The Fund’s Past Performance” the following sentence is hereby added after the second sentence in the introductory paragraph:

Subsequent to the inception of the Fund on 2/28/08 until 11/1/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-EE-1010

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Economies Fund
(All Share Classes)

Supplement dated October 21, 2010
to the Statement of Additional Information, dated February 28, 2010

The JPMorgan Emerging Economies Fund (the “Fund”) commenced operations on February 28, 2008, but was not initially offered to the public. As of November 1, 2010, the Fund will be offered to the public. As a result, the chart on the cover page of the Statement of Additional Information, dated February 28, 2010, is hereby amended to replace the line regarding the Fund with the following:

Fund Name	Select	Inst	A	B	C	R5	R2
JPMorgan Emerging Economies Fund (“Emerging Economies Fund”)	JEESX		JEEAX		JEECX	JEERX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-EE-1010